Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 200,000	$ 1,400,000
Charges	329,000	4,109,000
Usage	(500,000)	(3,300,000)
Ending Balance		2,200,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	200,000	1,400,000
Charges		1,500,000
Usage	(200,000)	(700,000)
Ending Balance		2,200,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges	300,000	2,600,000
Usage	$ (300,000)	$ (2,600,000)